CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash	$ 173,113	1,074,096	1,065,543
Restricted cash	6,070	37,660	15,489
Short-term investments	551,309	3,420,650	2,081,964
Accounts receivable (net of allowance for doubtful accounts of RMB3,347 and RMB1,103 as of December 31, 2013 and 2014, respectively)	12,034	74,670	62,808
Prepayments and other current assets	69,051	428,432	345,061
Deferred tax assets, current	1,653	10,256	9,757
Total current assets	813,230	5,045,764	3,580,622
Non-current assets:
Property and equipment, net	83,738	519,558	519,277
Intangible assets, net	1,240	7,696	3,652
Other long-term assets	1,390	8,626	18,808
Deferred tax assets, non-current	12	76	632
Total non-current assets	86,380	535,956	542,369
Total assets	899,610	5,581,720	4,122,991
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB130 and RMB118 as of December 31, 2013 and 2014, respectively):
Accounts payable	3,648	22,632	22,858
Salary and employee related accrual	11,182	69,380	60,076
Taxes payable	17,792	110,391	78,100
Advance from customers	78,823	489,066	411,877
Other payables and accruals	43,920	272,505	212,978
Total current liabilities	155,365	963,974	785,889
Non-current liabilities:
Deferred tax liabilities, non-current	2,030	12,593	5,983
Convertible senior notes	179,094	1,111,207
Total non-current liabilities	181,124	1,123,800	5,983
Total liabilities	336,489	2,087,774	791,872
Commitments and contingencies
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 59,144,055 and 59,004,772 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	8	48	48
Additional paid-in capital	167,720	1,040,639	1,316,713
Statutory reserves	1,738	10,785	8,456
Accumulated other comprehensive income	247	1,532	1,541
Retained earnings	393,408	2,440,942	2,004,361
Total shareholders' equity	563,121	3,493,946	3,331,119
Total liabilities and shareholders' equity	$ 899,610	5,581,720	4,122,991